Company-Owned Life Insurance (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 24, 2023	Feb. 25, 2022	Feb. 26, 2021
Company Owned Life Insurance [Line Items]
Company-owned life insurance ("COLI")	$ 157.3	$ 168.0
Operating Expense [Member]
Company Owned Life Insurance [Line Items]
COLI Investment Income	0.8	6.2	$ 12.3
Whole Life [Member]
Company Owned Life Insurance [Line Items]
Company-owned life insurance ("COLI")	103.0	108.6
Variable Life [Member]
Company Owned Life Insurance [Line Items]
Company-owned life insurance ("COLI")	$ 54.3	$ 59.4